Quarterly Holdings Report
for
Fidelity Freedom® 2045 Fund
June 30, 2022
F45-NPRT1-0822
1.833436.116
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.81% to 0.81% 7/21/22 (b) (Cost $10,645,201)	10,650,000	10,643,995

Domestic Equity Funds - 50.2%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	32,814,929	292,052,870
Fidelity Series Blue Chip Growth Fund (c)	56,692,137	596,968,203
Fidelity Series Commodity Strategy Fund (c)	46,955,759	226,796,317
Fidelity Series Growth Company Fund (c)	93,589,086	1,285,914,042
Fidelity Series Intrinsic Opportunities Fund (c)	52,988,160	933,121,490
Fidelity Series Large Cap Stock Fund (c)	75,063,343	1,228,786,929
Fidelity Series Large Cap Value Index Fund (c)	31,406,262	423,356,411
Fidelity Series Opportunistic Insights Fund (c)	48,849,818	715,161,340
Fidelity Series Small Cap Discovery Fund (c)	13,683,984	136,292,478
Fidelity Series Small Cap Opportunities Fund (c)	38,975,128	440,418,944
Fidelity Series Stock Selector Large Cap Value Fund (c)	79,475,058	948,137,439
Fidelity Series Value Discovery Fund (c)	50,003,163	729,046,115
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,249,607,108)		7,956,052,578

International Equity Funds - 42.0%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	36,804,402	490,970,725
Fidelity Series Emerging Markets Fund (c)	28,321,676	233,370,613
Fidelity Series Emerging Markets Opportunities Fund (c)	128,450,423	2,101,448,918
Fidelity Series International Growth Fund (c)	84,181,166	1,177,694,519
Fidelity Series International Small Cap Fund (c)	20,798,663	311,979,939
Fidelity Series International Value Fund (c)	120,941,871	1,159,832,539
Fidelity Series Overseas Fund (c)	112,537,990	1,176,021,999
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,628,308,435)		6,651,319,252

Bond Funds - 7.6%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	1,848,806	15,899,730
Fidelity Series Emerging Markets Debt Fund (c)	11,244,935	81,863,128
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	3,318,266	27,541,604
Fidelity Series Floating Rate High Income Fund (c)	1,839,584	15,930,801
Fidelity Series High Income Fund (c)	10,618,757	85,693,371
Fidelity Series International Credit Fund (c)	714,629	5,917,126
Fidelity Series Long-Term Treasury Bond Index Fund (c)	138,776,558	924,251,878
Fidelity Series Real Estate Income Fund (c)	4,236,343	43,846,147
TOTAL BOND FUNDS (Cost $1,449,721,040)		1,200,943,785

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 1.58% (d) (Cost $19,764,771)	19,761,098	19,765,050

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $15,358,046,555)	15,838,724,660
NET OTHER ASSETS (LIABILITIES) - 0.0%	2,783,542
NET ASSETS - 100.0%	15,841,508,202

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	481	Sep 2022	44,651,230	38,632	38,632
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	474	Sep 2022	23,763,990	9,425	9,425

TOTAL EQUITY INDEX CONTRACTS					48,057

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	2,693	Sep 2022	319,204,656	(482,831)	(482,831)

TOTAL PURCHASED					(434,774)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	214	Sep 2022	40,547,650	(262,914)	(262,914)

TOTAL FUTURES CONTRACTS					(697,688)
The notional amount of futures purchased as a percentage of Net Assets is 2.5%
The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,413,817.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	13,840,771	46,931,408	41,007,129	28,433	-	-	19,765,050	0.0%
Total	13,840,771	46,931,408	41,007,129	28,433	-	-	19,765,050

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	18,542,547	255,566	999,592	-	(85,394)	(1,813,397)	15,899,730
Fidelity Series All-Sector Equity Fund	362,751,926	4,856,934	12,420,157	-	(2,863,973)	(60,271,860)	292,052,870
Fidelity Series Blue Chip Growth Fund	595,525,642	181,861,089	4,285,060	-	(499,829)	(175,633,639)	596,968,203
Fidelity Series Canada Fund	602,415,414	8,291,630	36,211,759	-	(2,183,712)	(81,340,848)	490,970,725
Fidelity Series Commodity Strategy Fund	274,421,918	3,769,998	39,545,032	-	4,852,707	(16,703,274)	226,796,317
Fidelity Series Emerging Markets Debt Fund	90,593,819	2,682,601	693,889	1,123,590	(22,751)	(10,696,652)	81,863,128
Fidelity Series Emerging Markets Debt Local Currency Fund	30,698,280	455,061	1,194,697	-	(157,183)	(2,259,857)	27,541,604
Fidelity Series Emerging Markets Fund	253,055,079	14,532,746	5,310,347	-	(1,317,857)	(27,589,008)	233,370,613
Fidelity Series Emerging Markets Opportunities Fund	2,350,573,070	72,613,386	60,941,163	-	(20,460,730)	(240,335,645)	2,101,448,918
Fidelity Series Floating Rate High Income Fund	18,551,441	454,532	2,052,852	198,965	(216,557)	(805,763)	15,930,801
Fidelity Series Growth Company Fund	1,484,462,815	194,731,447	10,577,892	-	(1,294,393)	(381,407,935)	1,285,914,042
Fidelity Series High Income Fund	110,811,348	2,788,811	16,257,636	1,354,542	(1,576,249)	(10,072,903)	85,693,371
Fidelity Series International Credit Fund	6,575,960	41,188	-	41,189	-	(700,022)	5,917,126
Fidelity Series International Growth Fund	1,378,046,548	58,481,033	40,280,527	-	(12,588,376)	(205,964,159)	1,177,694,519
Fidelity Series International Small Cap Fund	377,652,063	5,469,511	9,029,981	-	(2,377,729)	(59,733,925)	311,979,939
Fidelity Series International Value Fund	1,391,639,810	19,259,610	75,254,415	-	(2,708,782)	(173,103,684)	1,159,832,539
Fidelity Series Intrinsic Opportunities Fund	1,395,079,324	16,413,739	356,624,124	-	26,749,473	(148,496,922)	933,121,490
Fidelity Series Investment Grade Bond Fund	95,086,811	1,055,262	92,478,607	346,436	(3,991,330)	327,864	-
Fidelity Series Large Cap Stock Fund	1,320,165,861	107,703,863	9,458,072	-	(36,155)	(189,588,568)	1,228,786,929
Fidelity Series Large Cap Value Index Fund	496,960,975	6,789,488	20,217,744	-	(578,615)	(59,597,693)	423,356,411
Fidelity Series Long-Term Treasury Bond Index Fund	987,471,120	103,820,852	41,226,882	5,818,749	(11,875,855)	(113,937,357)	924,251,878
Fidelity Series Opportunistic Insights Fund	760,501,976	118,912,891	5,436,003	-	(442,110)	(158,375,414)	715,161,340
Fidelity Series Overseas Fund	1,385,546,342	55,207,675	22,875,001	-	(5,145,432)	(236,711,585)	1,176,021,999
Fidelity Series Real Estate Income Fund	66,263,976	1,303,822	18,354,530	828,086	(772,360)	(4,594,761)	43,846,147
Fidelity Series Small Cap Discovery Fund	161,385,604	20,117,050	3,165,266	17,910,604	(461,256)	(41,583,654)	136,292,478
Fidelity Series Small Cap Opportunities Fund	537,240,371	7,382,534	12,638,853	-	(1,674,521)	(89,890,587)	440,418,944
Fidelity Series Stock Selector Large Cap Value Fund	1,111,969,263	18,920,527	53,253,308	-	(1,991,104)	(127,507,939)	948,137,439
Fidelity Series Value Discovery Fund	845,977,580	11,404,499	55,641,545	-	1,937,868	(74,632,287)	729,046,115
	18,509,966,883	1,039,577,345	1,006,424,934	27,622,161	(41,782,205)	(2,693,021,474)	15,808,315,615

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.